Long-Term Investment (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Long-Term Investment [Line Items]
Long-term investment		$ 15,098,846	$ 15,098,846
Equity method investment at fair value option
Shares issued, value				$ 1,575,562
Investments
Ownership interest	97.27%
Initial carrying value of the investment	$ 77,200
Impairment investment			1,000,000	77,200
Libra [Member]
Long-Term Investment [Line Items]
Voting interest	31.51%
Business Combination, Series of Individually Immaterial Business Combinations [Member]
Long-Term Investment [Line Items]
Voting interest	31.51%
Alzheon [Member]
Long-Term Investment [Line Items]
Long-term investment		15,098,846	15,098,846
Shares issued, value		$ 2,600,000
Share price (in Dollars per share)		$ 4.11
Conversion price (in Dollars per share)		$ 10.63
Investee B [Member]
Long-Term Investment [Line Items]
Impairment value			1,000,000
Libra [Member]
Long-Term Investment [Line Items]
Ownership interest	97.27%
Impairment investment				$ 77,200
Maximum exposure to loss
Series B Preferred Stock [Member]
Long-Term Investment [Line Items]
Share price (in Dollars per share)		$ 0.3
Series B Preferred Stock [Member] | Alzheon [Member]
Long-Term Investment [Line Items]
Shares issued (in Shares)		622,600
Series B Preferred Stock [Member] | Investee B [Member]
Long-Term Investment [Line Items]
Shares issued (in Shares)		3,333,333
Shares issued, value		$ 1,000,000
Series D Preferred Stock [Member]
Long-Term Investment [Line Items]
Aggregate gross proceeds					$ 50,000,000
Series D Preferred Stock [Member] | Alzheon [Member]
Long-Term Investment [Line Items]
Shares issued (in Shares)					36
Series E Convertible Preferred Stock [Member] | Alzheon [Member]
Long-Term Investment [Line Items]
Share price (in Dollars per share)		$ 62.71	$ 62.71	$ 62.71
Aggregate gross proceeds		$ 5,000,000	$ 78,000,000	$ 45,000,000
Series D Convertible Preferred Stock [Member]
Long-Term Investment [Line Items]
Upward adjustment					$ 6,108,872
Series D Convertible Preferred Stock [Member] | Minimum [Member]
Long-Term Investment [Line Items]
Upward adjustment					2,558,886
Series D Convertible Preferred Stock [Member] | Maximum [Member] | Alzheon [Member]
Long-Term Investment [Line Items]
Upward adjustment					$ 8,667,758
Series E Convertible Preferred Stock [Member]
Long-Term Investment [Line Items]
Upward adjustment				6,431,088
Series E Convertible Preferred Stock [Member] | Minimum [Member]
Long-Term Investment [Line Items]
Upward adjustment				8,667,758
Series E Convertible Preferred Stock [Member] | Maximum [Member]
Long-Term Investment [Line Items]
Upward adjustment				$ 15,098,846
Class B Ordinary Shares [Member]
Long-Term Investment [Line Items]
Number of votes	10	ten
Common Stock [Member] | Alzheon [Member]
Long-Term Investment [Line Items]
Number of shares converted (in Shares)		240,773
Common Stock [Member] | Class B Ordinary Shares [Member]
Long-Term Investment [Line Items]
Shares issued (in Shares)
Shares issued, value